FINANCIAL INCOME, NET - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INCOME, NET
Interest income	€ 10	€ 10	€ 20
Interest expense	(52)	(108)	(165)
US Paycheck protection program loan forgiveness	187
Total	€ 145	€ (98)	€ (146)